Organization and Nature of Business (Details) - USD ($)											3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 17, 2023	Apr. 20, 2023	Sep. 20, 2022	Sep. 13, 2022	Dec. 06, 2021	Dec. 06, 2021	Oct. 31, 2021	Oct. 20, 2021	Aug. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Jul. 24, 2023	Oct. 18, 2021
Organizationand Nature of Business [Line Items]
Reverse stock split description		On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”).			On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”)								On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Common stock, issued (in Shares)										2,292			332,876
Purchase price per share													$ 6.0625		$ 5,400,000
Gross proceeds from issue of common stock (in Dollars)												$ 507,016	$ 11,054,883	$ 17,233,307
Warrants issued to purchase of shares (in Shares)										2,292	115		115		2,474,228
Warrant exercise price				$ 240		$ 2,300	$ 2,300			$ 5,060	$ 2.47		$ 6,000		$ 0.001
Warrant exercise price repriced										3,000
Common stock, shares issued (in Shares)											1,665,265		1,318,968	107,698			1,417
Price per share																	$ 3,000
Net of underwriting discounts (in Dollars)								$ 3,910,000
Proceeds from public offering (in Dollars)				$ 17,200,000		$ 16,000,000
Units issued (in Shares)						4,123
Prefunded warrants shares (in Shares)						4,164	4,164
Prefunded warrants exercise price				$ 0.04		$ 0.04
Purchase of equity shares (in Shares)				52,725
Warrants to purchase shares (in Shares)				83,333
Purchase of common stock shares (in Shares)			39,634
Proceeds from Issuance of private placement (in Dollars)	$ 9,000,000										$ 5,500,000		$ 5,500,000
Payments of outstanding obligation (in Dollars)	3,100,000
Repayment of debt (in Dollars)	$ 400,000
Shares issued (in Shares)													74,227
Price per share															$ 4.85
Exercise price per warrant										5,060	$ 6,000
October 2021 Offering [Member]
Organizationand Nature of Business [Line Items]
Gross proceeds from issue of common stock (in Dollars)									$ 4,250,000
Common stock, shares issued (in Shares)																	1,417
Price per share																	$ 3,000
Net of underwriting discounts (in Dollars)								$ 3,910,000
December Two Thousand Twenty One Offering [Member]
Organizationand Nature of Business [Line Items]
Proceeds from public offering (in Dollars)							$ 16,000,000
Units issued (in Shares)							4,123
Prefunded warrants shares (in Shares)						4,164	4,164
Prefunded warrants exercise price							$ 0.04
Exercise price per warrant						$ 2,300	$ 2,300
September 2022 Offering [Member]
Organizationand Nature of Business [Line Items]
Common stock, shares issued (in Shares)				30,608
Proceeds from public offering (in Dollars)				$ 17,200,000
Prefunded warrants exercise price				$ 0.04
Purchase of equity shares (in Shares)				52,725
Warrants to purchase shares (in Shares)				83,333
Exercise price per warrant				$ 240
Warrant [Member]
Organizationand Nature of Business [Line Items]
Common stock, issued (in Shares)															1,237,114
Purchase price per share															$ 4.85
Warrants issued to purchase of shares (in Shares)			2,378
Warrant exercise price	$ 12.5		$ 34.4										$ 6.06
Price per share													$ 4.6
Exercise price per warrant											34.4
2023 Reverse Split [Member]
Organizationand Nature of Business [Line Items]
Reverse stock split description		On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”)
Common Stock [Member]
Organizationand Nature of Business [Line Items]
Purchase price per share			48.76							$ 4,800
Gross proceeds from issue of common stock (in Dollars)									$ 4,250,000	$ 11,000,000			$ 1,900,000
Warrants issued to purchase of shares (in Shares)										2,378
Warrant exercise price										$ 61
Common stock, shares issued (in Shares)				30,608
Shares issued (in Shares)										2,292			10
Price per share										$ 4,800
Common Stock [Member]
Organizationand Nature of Business [Line Items]
Common stock, issued (in Shares)												4,675
Purchase price per share			$ 48.76								$ 0.0001		$ 0.0001		$ 0.001
Gross proceeds from issue of common stock (in Dollars)											$ 1,900,000
Common stock, shares issued (in Shares)											50,000
Shares issued (in Shares)											10					27,344
Price per share											$ 0.125		$ 0.125
Common Stock [Member] | Warrant [Member]
Organizationand Nature of Business [Line Items]
Warrants issued to purchase of shares (in Shares)			2,379
Warrant exercise price			$ 61
Exercise price per warrant			$ 61
Private Placement [Member]
Organizationand Nature of Business [Line Items]
Common stock, issued (in Shares)															2,474,228
Purchase price per share															$ 4.85
Property management fees, description											(i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.		(i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Exercise price [Member]
Organizationand Nature of Business [Line Items]
Purchase price per share															$ 0.001